Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	9.42%	19.36%	(37.90%)	(3.98%)	45.54%	29.48%	(0.47%)	29.17%	8.57%	8.96%
The Brown Capital Management International All Company Fund - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	(0.59%)	28.64%	(31.25%)	7.75%	24.77%	21.99%	(11.79%)	23.89%	(6.12%)	7.62%
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	8.39%	20.37%	(31.42%)	12.97%	45.08%	26.78%	(3.17%)	37.31%	2.64%
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	9.20%	19.12%	(37.98%)	(4.17%)	45.26%	29.22%	(0.67%)	28.90%	8.34%	8.75%
The Brown Capital Management International All Company Fund - Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	(0.83%)	28.36%	(31.37%)	7.46%	24.49%	21.58%	(11.98%)	23.62%	(6.41%)	7.31%
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	8.17%	20.04%	(31.56%)	12.72%	44.75%	26.41%	(3.39%)	36.98%	2.27%